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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


                  Investment Company Act file number: 811-05617

                             THE R.O.C. TAIWAN FUND
               (Exact name of registrant as specified in charter)

                                   17th Floor
                             167 Fu Hsing North Road
                                 Taipei, Taiwan
                                Republic of China
               (Address of principal executive offices)           (Zip code)

                         Citigate Financial Intelligence
                               62 West 45th Street
                                    4th Floor
                            New York, New York 10036
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 1-800-343-9567


                   Date of fiscal year end: DECEMBER 31, 2002


                     Date of reporting period: JUNE 30, 2003

ITEM 1.  REPORTS TO SHAREHOLDERS.

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------------------------------------------------------------------------------------------------------------------------------------

        THE R.O.C. TAIWAN FUND
        www.roctaiwanfund.com

        MANAGER:
        International Investment Trust Company Limited
        17th Floor
        167 Fuhsing North Road
        Taipei, Taiwan, Republic of China
        Telephone: 886-2-2713-7702
        Fax: 886-2-2717-3077

        OFFICERS AND TRUSTEES:
        Chi-Chu Chen, Chairman and Trustee                                            [GRAPHIC OMITTED - LOGO
        Michael Ding, President and Trustee                                            THE R.O.C. TAIWAN FUND]
        Edward B. Collins, Trustee and Audit Committee
          Member
        Alex Hammond-Chambers, Trustee and Audit Committee
          Member
        Pedro-Pablo Kuczynski, Trustee and Audit Committee
          Member
        David N. Laux, Trustee and Audit Committee
          Member                                                                          Semi-Annual Report
        Robert P. Parker, Trustee and Audit Committee
          Member                                                                             June 30, 2003
        Cheng-Cheng Tung, Trustee
        Peggy Chen, Chief Financial Officer,
          Treasurer and Secretary

        CUSTODIAN:
        Central Trust of China
        49 Wuchang Street, Sec. 1
        Taipei, Taiwan
        Republic of China

        TRANSFER AGENT,
        PAYING AND PLAN AGENT:
        Equiserve Trust Company, NA
        P.O. Box 43011
        Providence, RI 02940-3011
        U.S.A.
        Telephone: 1-800-426-5523

        U.S. ADMINISTRATOR:
        Citigate Financial Intelligence
        62 West 45th Street, 4th Floor
        New York, NY 10036
        U.S.A.
        Telephone: (212) 840-0008

        U.S. LEGAL COUNSEL:
        Paul, Weiss, Rifkind, Wharton & Garrison LLP
        1285 Avenue of the Americas
        New York, NY 10019-6064
        Telephone: (212) 373-3000

        For information on the Fund, including the NAV,
        please call toll free 1-800-343-9567.
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DEAR STOCKHOLDERS
------------------------------------------------------------------------------------------------------------------------------------

The Fund's net asset value per share (NAV) gained 8.7% in the      components manufacturer Lite-on Technology. Their results
second quarter compared to the 12.7% rise in the Taiwan Stock      exceeded market expectations in most cases and came during a
Exchange Index (TAIEX). The New Taiwan dollar appreciated 0.4%     period that is usually considered the slow season for technology.
against the U.S. dollar during the period.                         Not to be outdone, such traditional producers as China Steel also enjoyed solid sales gains, in part fueled by buoyant demand from
Marred only by a couple of sell-offs due to concerns about the     China.
spread of severe acute respiratory syndrome (SARS) and its effect
on the economy, Taiwan's market moved steadily upward in the       Several measures of U.S. manufacturing and services industries
quarter. The prospect of a quick U.S. triumph in its war against   signaled an upturn in business conditions and raised expectations
Iraq boosted share prices early in the period. At the same time,   that the American economic recovery was on track. Such news fed
upbeat forecasts issued by technology giants Dell and Intel        the rally on Wall Street and boosted investor optimism in many underpinned a brighter outlook for Taiwan's technology companies.  export-driven economies of Asia. Foreign institutional investors
These factors helped the market gain almost 8% by mid-April.       were also heavy buyers of Taiwan stocks with net purchases of
Investor confidence plunged, however, following an outbreak of     about $4 billion in May and June.
SARS infections within a Taipei hospital. The government
quarantined more than 1,000 persons within the facility and        Mid-May saw another bout of investor jitters over SARS following closed another hospital when the virus spread there. As a result,  a new round of cluster infections in a few hospitals. Citing the
the TAIEX declined 4% in April as a whole.                         effects of the illness, the government also cut its economic growth forecast for the year. The impact on the market was less
The market regained its positive momentum as improving             severe than the previous month, however. The number of new SARS
fundamentals for some of Taiwan's biggest companies and            cases peaked in May and quickly started to drop as official
indications that the U.S. economy would pick up after the          efforts to contain the disease proved successful. The World
American victory over Iraq restored investor enthusiasm. Reports   Health Organization lifted its travel warning for Taiwan in
of strong revenue growth came from technology companies ranging    mid-June.
from contract chip maker Taiwan Semiconductor Mfg. to notebook
computer producer Quanta and electronic                            The economy slowed under the impact of SARS, but a moderate increase in foreign demand prevented a contraction. Merchandise exports, which are equivalent


                                                                                                                                   1
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to roughly 40% of gross national product, rose 3.7% in the second  SARS, meanwhile, has already been reflected in renewed business
quarter from the corresponding quarter in 2002. Most of this       activity in Taiwan and the region. This is especially true in
growth came from an almost 12% increase in shipments to China      China, where the economy has rebounded quickly. China's retail
(including Hong Kong), which continued to absorb about a third of  sales, for instance, grew 8.3% in June from a year earlier. This
all Taiwan's exports. Domestic demand suffered more keenly from    indicates that consumer spending, the sector of the Chinese
the effects of SARS, even though the stock market's strong gains   economy hardest hit by SARS, had largely recovered by the end of
in the last two months of the period and the mid-June removal of   the second quarter. Under these economic conditions, we will
Taiwan from WHO's travel alert list may have helped prevent a      remain fully invested in a widely diversified portfolio while
decline in private consumption. Private investment most likely     being more selective in stock picking. The Fund will continue to contracted, as indicated by a fall in imports of capital goods at  invest about half of the portfolio in those Taiwanese companies
a double-digit rate. We estimate that the economy grew 2% in the   with strong business ties to China.
second quarter from the year earlier period. The end of the SARS
epidemic should unleash pent-up demand in the second half of the   We appreciate your support and look forward to discussing our
year, and we are forecasting economic growth of 3.1% for 2003.     market outlook and portfolio strategy with you in future reports.

The Fund's gain during the rally in the last two months of the     Respectfully submitted,
second quarter outpaced the TAIEX, but was not enough to make up for our wider loss in April due to our holdings in Taiwanese
companies with growing China business. This concentration in       /s/ Michael Ding
stocks with a China exposure had a greater vulnerability to the
effect of SARS on the market during late April.                    Michael Ding
                                                                   President
The American economic recovery should see significant
strengthening in the fourth quarter--if not earlier. The recovery  July 23, 2003 from
                                                                   p.s. We are enclosing with this report a letter concerning your ability to participate in the Fund's Dividend Reinvestment Plan.

2
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------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS
Three months Ended June 30, 2003
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------  -----------------------------------------------------------------
KEY STATISTICS                                                     SECURITY CLASSIFICATION
-----------------------------------------------------------------  -----------------------------------------------------------------
Change in N.A.V. ($4.03 to $4.38)                 $0.35                                                              Value
-----------------------------------------------------------------  Percent of Net Assets                             (000)
Total Net Assets                         $143.4 Million            -------------------------                       --------
-----------------------------------------------------------------  Common Stocks                        91.88%     $131,725
                                                                   -----------------------------------------------------------------
                                                                   Short-term Investments                7.05        10,107
                                                                   -----------------------------------------------------------------
                                                                   Total Investments                    98.93       141,832
                                                                   -----------------------------------------------------------------
                                                                   Other Assets Less Liabilities         1.07         1,540
                                                                   -----------------------------------------------------------------
                                                                   Net Assets                          100.00%     $143,372

-----------------------------------------------------------------  -----------------------------------------------------------------
TEN LARGEST HOLDINGS                                               INDUSTRY DIVERSIFICATION
-----------------------------------------------------------------  -----------------------------------------------------------------
                                                Percent of                                                         Percent of
Company                                         Net Assets                                                         Net Assets
------------------------                        ----------         ------------------------                        ----------
CMC Magnetics Corp.                               5.20%            Electronics                                      19.80%
-----------------------------------------------------------------  -----------------------------------------------------------------
Pihsiang Machinery Manufacturing Co., Ltd.        4.96             Plastics                                          9.18
-----------------------------------------------------------------  -----------------------------------------------------------------
Yieh Phui Enterprise Co., Ltd.                    4.90             Banking                                           7.99
-----------------------------------------------------------------  -----------------------------------------------------------------
Lite-on Technology Corp.                          4.49             Computers & Office Equipment                      7.36
-----------------------------------------------------------------  -----------------------------------------------------------------
Chunghwa Telecom Co., Ltd.                        4.11             Steel & Other Metals                              7.17
-----------------------------------------------------------------  -----------------------------------------------------------------
Synnex Technology International Corp.             3.95             Semiconductors                                    7.10
-----------------------------------------------------------------  -----------------------------------------------------------------
MediaTek Inc.                                     3.92             Chemical                                          4.96
-----------------------------------------------------------------  -----------------------------------------------------------------
Quanta Computer Inc.                              3.75             Transportation                                    4.29
-----------------------------------------------------------------  -----------------------------------------------------------------
BenQ Corp.                                        3.61             Telephone Services                                4.11
-----------------------------------------------------------------  -----------------------------------------------------------------
Nan Ya Plastics Corp.                             3.48             Retailing                                         3.95
-----------------------------------------------------------------  -----------------------------------------------------------------

                                                                                                                                   3
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THE R.O.C. TAIWAN FUND
Consolidated Schedule of Investments (Unaudited)/June 30, 2003
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS-- 91.88%
                                                                                              % of                    Market Value
Automobile-- 1.95%                                                                          Net Assets               (U.S. Dollars)
------------------------------------------------------------------------------------------------------------------------------------
  1,400,000      shs. * China Motor Corp ..............................................        1.79                     2,568,473
    193,004           * Yulon Motor Co., Ltd. .........................................        0.16                       228,067
                                                                                                                    -------------
                                                                                                                        2,796,540
Banking -- 7.99%
------------------------------------------------------------------------------------------------------------------------------------
  4,768,860           * Fu Bon Financial Holding Co., Ltd. ............................        2.66                     3,816,521
  8.000,000           * Bank of Kaohsiung Co., Ltd. ...................................        2.52                     3,605,686
        164           * Sinopac Holdings Co ...........................................        0.00                            61
  5,000,000           * Chinatrust Financial Holding Company Ltd. .....................        2.81                     4,030,394
                                                                                                                    -------------
                                                                                                                       11,452,662
Other Financials -- 2.26%
------------------------------------------------------------------------------------------------------------------------------------
  6,200,290           * Yuan Ta Securities Co., Ltd ...................................        2.26                     3,242,380

Chemicals-- 4.96%
------------------------------------------------------------------------------------------------------------------------------------
  2,400,626           * Pihsiang Machinery Manufacturing Co., Ltd .....................        4.96                     7,109,215

Computers & Office Equipment -- 7.36%
------------------------------------------------------------------------------------------------------------------------------------
  4,560,000             BenQ Corp .....................................................        3.61                     5,177,626
  2,600,000           * Quanta Computer Inc ...........................................        3.75                     5,370,970
                                                                                                                    -------------
                                                                                                                       10,548,596

Electrical & Machinery -- 1.74%
------------------------------------------------------------------------------------------------------------------------------------
  3,046,000           * China Metal Products Co., Ltd..................................        1.74                     2,490,518

Electronics-- 19.80%
------------------------------------------------------------------------------------------------------------------------------------
  6,000,000           * Lite-on Technology Corp .......................................        4.49                     6,431,296
        500           * Hon Hai Precision Industry Co., Ltd ...........................        0.00                         1,813
 10,000,000           * CMC Magnetics Corp ............................................        5.20                     7,454,062
    500,000           * Chicony Electronics Co., Ltd ..................................        0.64                       924,535
  3,500,000           * Everlight Electronics Co., Ltd. ...............................        2.70                     3,872,934
  4,500,000           * Glotech Industrial Corp... ....................................        0.90                     1,287,126
  2,800,000           * Optimax Technology Corp .......................................        3.27                     4,692,014
    900,000           * XAC Automation Corp. ..........................................        1.02                     1,456,142
  1,300,000           * I-Sheng Electric Wire & Cable Co., Ltd ........................        1.58                     2,272,333
                                                                                                                    -------------
                                                                                                                       28,392,255


See accompanying notes to consolidated financial statements and accountants' review report.

4
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SCHEDULE OF INVESTMENTS (CONT'D.)

                                                                                              % of                    Market Value
Transportation-- 4.29%                                                                      Net Assets               (U.S. Dollars)
------------------------------------------------------------------------------------------------------------------------------------
  4,000,000      shs. * Evergreen Marine Corp. (Taiwan) Ltd ...........................        1.99                     2,842,945
  8,500,000           * China Airlines Ltd. ...........................................        2.30                     3,303,045
                                                                                                                    -------------
                                                                                                                        6,145,990
Plastics -- 9.18%
------------------------------------------------------------------------------------------------------------------------------------
  2,809,578             Formosa Plastics Corp .........................................        2.73                     3,912,564
  4,602,149             Nan Ya Plastics Corp ..........................................        3.48                     4,986,149
  3,800,000             Formosa Chemicals & Fiber Corp ................................        2.97                     4,259,794
                                                                                                                    -------------
                                                                                                                       13,158,507
Retailing -- 3.95%
------------------------------------------------------------------------------------------------------------------------------------
  4,041,675           * Synnex Technology International Corp ..........................        3.95                     5,663,390

Semiconductors-- 7.10%
------------------------------------------------------------------------------------------------------------------------------------
        837           * United Microelectronics Corp ..................................        0.00                           539
    560,560           * MediaTek Inc ..................................................        3.92                     5,619,852
  2,700,000           * Sonix Technology Co., Ltd. ....................................        3.18                     4,563,446
                                                                                                                    -------------
                                                                                                                       10,183,837

Steel & Other Metals -- 7.17%
------------------------------------------------------------------------------------------------------------------------------------
  4,694,677           * China Steel Corp ..............................................        2.27                     3,255,294
  8,000,000           * Yieh Phui Enterprise Co., Ltd. ................................        4.90                     7,026,465
                                                                                                                    -------------
                                                                                                                       10,281,759
Telephone Services -- 4.11%
------------------------------------------------------------------------------------------------------------------------------------
  4,000,000           * Chunghwa Telecom Co., Ltd .....................................        4.11                     5,893,910

Textiles-- 2.59%
------------------------------------------------------------------------------------------------------------------------------------
 18,000,000             Tainan Spinning Co., Ltd ......................................        2.59                     3,718,364

Others -- 7.43%
------------------------------------------------------------------------------------------------------------------------------------
  3,700,000           * Great China Metal Industry Co., Ltd ...........................        1.18                     1,689,010
  2,400,000           * Taiwan Secom Co., Ltd.. .......................................        1.42                     2,038,599
         10           * Kang Na Hsiung Enterprise Co., Ltd ............................        0.00                             4
  4,800,000           * Taiwan Paiho Limited ..........................................        3.04                     4,354,559
  2,300,000           * Giant Manufacturing Co., Ltd ..................................        1.79                     2,565,006
                                                                                                                    -------------
                                                                                                                       10,647,178

TOTAL COMMON STOCKS (COST $131,923,554) ...............................................                               131,725,101
                                                                                                                    -------------

*Non-income producing: these stocks did not pay a cash dividend during the six-month period.


See accompanying notes to consolidated financial statements and accountants' review report.                                        5
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THE R.O.C. TAIWAN FUND
Consolidated Schedule of Investments (Unaudited)(continued)/June 30, 2003
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS-- 7.05%

                                                                                              % of                    Market Value
Commercial Paper - 7.00%                                                                    Net Assets               (U.S. Dollars)
------------------------------------------------------------------------------------------------------------------------------------

Principal Amount        Issuer (Guarantor)
----------------        ------------------
  $1,444,586          Anshin Card Services Co. (Cathay United Bank),
                        1.00%, Due 07/04/03 ...........................................        1.01                  $ 1,444,467
   1,444,586          Anshin Card Services Co. (ING Bank N.V.),
                        1.00%, Due 07/04/03 ...........................................        1.01                    1,444,467
   2,889,171          Eternal Chemical Co., Ltd. (Credit Lyonnais Bank),
                        0.90%, Due 07/04/03 ...........................................        2.01                    2,888,957
   1,444,586          AIG Credit Card Co. (Taiwan) Ltd. (Overseas Chinese Bank),
                        1.03%, Due 07/05/03 ...........................................        1.01                    1,444,019
   2,889,171          Chi An Co., Ltd. (CitiBank N. A.),
                        0.89%, Due 09/01/03 ...........................................        2.01                    2,884,810
                                                                                                                    -------------
TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $10,106,720)                                                              10,106,720
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
         AT MARKET VALUE (COST $142,030,274) ..........................................       98.93                   141,831,821

OTHER ASSETS (LESS LIABILITIES) .......................................................        1.07                     1,540,368
                                                                                            -------                 -------------
NET ASSETS ............................................................................      100.00                  $143,372,189
                                                                                            =======                 =============


See accompanying notes to consolidated financial statements and accountants' review report.

6
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THE R.O.C. TAIWAN FUND
Consolidated Statement of Assets and Liabilities
June 30, 2003 (Unaudited)(Expressed in US Dollars)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
Investments in securities at market value (Notes 2B, 2C, 3 and 6):
   Common stocks (cost-- $131,923,554) ......................................................................        $131,725,101
   Short-term investments (amortized cost-- $10,106,720) ....................................................          10,106,720
                                                                                                                    -------------
      Total investments in securities at market value (cost-- $142,030,274)                                           141,831,821

   Cash .....................................................................................................           2,601,859
   Dividends receivable .....................................................................................             561,056
   Other prepaid expense ....................................................................................               1,365
   Other receivables ........................................................................................               1,188
                                                                                                                    -------------
      Total assets                                                                                                    144,997,289
                                                                                                                    -------------

LIABILITIES
   Management fee payable (Note 4) ..........................................................................             157,202
   Custodian fee payable (Note 5) ...........................................................................              17,467
   Accrued Republic of China taxes (Note 2G) ................................................................              48,635
   Payable for investment securities purchased ..............................................................           1,221,896
   Other payables ...........................................................................................             179,900
                                                                                                                    -------------
      Total liabilities                                                                                                 1,625,100

Net assets ..................................................................................................        $143,372,189
                                                                                                                    -------------

COMPONENTS OF NET ASSETS (NOTE 2)
   Par value of shares of beneficial interest (Note 7) ......................................................             326,990
   Additional paid-in capital ...............................................................................         306,671,110
   Accumulated net investment income ........................................................................           3,710,148
   Accumulated realized loss on investments .................................................................        (123,461,584)
   Unrealized depreciation on investments (Note 6) ..........................................................            (198,453)
   Cumulative translation adjustment (Note 2E) ..............................................................         (43,676,022)
                                                                                                                    -------------

Net assets ..................................................................................................        $143,372,189
                                                                                                                    =============
Net asset value per share (32,698,976 shares issued and outstanding, par value $0.01) .......................               $4.38
                                                                                                                    =============


See accompanying notes to consolidated financial statements and accountants' review report.                                        7
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THE R.O.C. TAIWAN FUND
Consolidated Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)(Expressed in US Dollars)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 2C)
   Dividends ................................................................................................            $699,299
   Interest .................................................................................................              20,616
                                                                                                                    -------------
                                                                                                                          719,915

REPUBLIC OF CHINA TAXES (NOTE 2G) ...........................................................................             187,430
                                                                                                                    -------------
                                                                                                                          532,485
                                                                                                                    -------------

EXPENSES
   Management fee (Note 4) ..................................................................................             929,113
   Custodian fee (Note 5) ...................................................................................             103,235
   Professional fees ........................................................................................             434,617
   Administrative fee .......................................................................................              58,000
   Insurance expenses .......................................................................................              34,812
   Trustee fees .............................................................................................              61,833
   Other expenses ...........................................................................................             146,278
                                                                                                                    -------------
                                                                                                                        1,767,888
                                                                                                                    -------------

Net investment loss .........................................................................................          (1,235,403)
                                                                                                                    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES (NOTES 2D AND 6)
   Net realized loss on:
      investments ...........................................................................................         (19,285,281)
      foreign currency transactions .........................................................................                (293)
                                                                                                                    -------------
   Net realized loss on investments and foreign currency transactions .......................................         (19,285,574)
   Net changes in unrealized appreciation on:
      investments ...........................................................................................          20,352,312
      translation of assets and liabilities in foreign currencies ...........................................             605,137
                                                                                                                    -------------

   Net realized and unrealized gain from investments and foreign currencies .................................           1,671,875
                                                                                                                    -------------

   Net increase in net assets resulting from operations .....................................................            $436,472
                                                                                                                    =============


See accompanying notes to consolidated financial statements and accountants' review report.

8
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THE R.O.C. TAIWAN FUND
Consolidated Statement of Changes in Net Assets
For the Six Months Ended June 30, 2003, and the Year Ended December 31, 2003 (Expressed in US Dollars)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Six Months              Year Ended
                                                                                           Ended June 30,           December 31,
                                                                                          2003 (Unaudited)              2002
                                                                                         -----------------         --------------
Net increase (decrease) in net assets resulting from operations
   Net investment loss ...........................................................           $ (1,235,403)          $ (2,028,949)
   Net realized loss on investments and foreign
      currency transactions ......................................................            (19,285,281)           (10,154,892)
   Net changes in unrealized appreciation/depreciation
      on investments .............................................................             20,352,312            (23,135,792)
   Net changes in unrealized appreciation/depreciation
      on translation of assets and liabilities in
      foreign currencies .........................................................                604,844              1,729,215
                                                                                            -------------          -------------

Net increase (decrease) in net assets resulting from operations ..................                436,472            (33,590,418)
                                                                                            -------------          -------------

Net assets, beginning of period ..................................................            142,935,717            176,526,135
                                                                                            -------------          -------------

Net assets, end of period ........................................................           $143,372,189           $142,935,717
                                                                                            =============          =============


See accompanying notes to consolidated financial statements and accountants' review report.                                        9
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THE R.O.C. TAIWAN FUND
Consolidated Financial Highlights
(Expressed in US Dollars)
------------------------------------------------------------------------------------------------------------------------------------

                                                         Six Months Ended                    Years Ended December 31,
                                                          June 30, 2003          ------------------------------------------------
                                                           (Unaudited)           2002       2001       2000       1999       1998
                                                        ------------------       ----       ----       ----       ----       ----
Per share operating performance:
   Net asset value, beginning of period .............          4.37              5.40       5.78      10.23       7.53       9.58
   Net investment loss ..............................         (0.04)            (0.06)     (0.05)     (0.11)     (0.11)     (0.11)
   Net realized and unrealized gain (loss) on
      investments and foreign
      currency transactions .........................          0.03             (1.02)      0.06      (3.56)      2.58      (1.73)
   Net changes in unrealized
      appreciation/(depreciation) on
      translation of foreign currencies .............          0.02              0.05      (0.39)     (0.41)      0.23       0.08
                                                             --------          --------   --------   --------   --------   --------
   Total from investment operations .................          0.01             (1.03)     (0.38)     (4.08)      2.70      (1.76)


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Capital ..........................................            --                --         --         --         --      (0.13)
   Net investment income ............................            --                --         --         --         --      (0.07)
   Net realized gain on investments .................            --                --         --      (0.37)        --      (0.09)
                                                             --------          --------   --------   --------   --------   --------
         Total distributions* .......................            --                --         --      (0.37)        --      (0.29)
                                                             --------          --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD ......................          4.38              4.37       5.40       5.78      10.23       7.53
                                                             ========          ========   ========   ========   ========   ========


PER SHARE MARKET PRICE, END OF PERIOD ...............          3.85              4.05       4.75       4.56       8.44       6.19


TOTAL INVESTMENT RETURN (%)**:
   Based on the Trust's market price ................         (4.94)           (14.74)      4.17     (41.71)     36.35     (20.31)
   Based on the Trust's net asset value .............          0.23            (19.07)     (6.57)    (39.94)     35.86     (18.42)

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .........       143,372           142,936    176,526    188,939    334,521    246,348
   Ratio of expenses to average net assets (%) ......          2.56+             2.19       2.01       1.67       1.81       1.77
   Ratio of net investment loss to
      average net assets (%) ........................         (1.79)+           (1.23)     (1.01)     (1.09)     (1.35)     (1.28)
   Portfolio turnover ratio (%)** ...................            35               107        173        165        191        133


*    See Note 2F for information concerning the Trust's distribution policy.
**   Investment return and portfolio turnover ratio are calculated for the six months ended June 30, 2003 (not annualized) and for each of the five years ended December 31, 2002.
+    Annualized


See accompanying notes to consolidated financial statements and accountants' review report.

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------------------------------------------------------------------------------------------------------------------------------------
THE R.O.C. TAIWAN FUND
Notes to Consolidated Financial Statements / June 30, 2003 (Expressed in US Dollars)
------------------------------------------------------------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND ACQUISITION OF THE TAIWAN (R.O.C.)       B -- Valuation of investments -- Common stocks represent
FUND                                                                securities that are traded on the Taiwan Stock Exchange or the
-----------------------------------------------------------------   Taiwan over-the-counter market. Except when price movements are constrained by collars imposed by Republic of China regulations,
The R.O.C. Taiwan Fund (the "Trust") is a Massachusetts business    in which case the Trust's Board of Trustees has provided for the
trust formed in July 1988 and registered with the U.S.              use of fair valuation procedures, such securities are valued at
Securities and Exchange Commission as a diversified, closed-end     the closing market price, or, if not quoted at the end of the
management investment company under the Investment Company Act      period, generally at the last quoted closing market price.
of 1940.                                                            Short-term investments are valued at amortized cost, which approximates market value. Under this method, the difference
The Trust was formed in connection with the reorganization (the     between the cost of each security and its value at maturity is
"Reorganization") of The Taiwan (R.O.C.) Fund (the "Fund"). The     accrued into income on a straight-line basis over the days to
Fund, which commenced operations in October 1983, was established   maturity.
under the laws of the Republic of China as an open-end
contractual investment fund pursuant to an investment contract      C -- Security transactions and investment income -- Security
between International Investment Trust Company Limited ("IIT")      transactions are recorded on the date the transactions are
and the Central Trust of China, as custodian. Pursuant to the       entered into (the trade date). Dividend income is recorded on
Reorganization, which was completed in May 1989, the Trust          the ex-dividend date, and interest income is recorded on an
acquired the entire beneficial interest in the assets               accrual basis as it is earned.
constituting the Fund.
                                                                    D -- Realized gains and losses -- Realized gains and losses on
As required by the Trust's "Declaration of Trust," if the shares    securities transactions are determined for financial reporting
trade on the market at an average discount to NAV of more than      purposes using the average-cost method for the cost of
10% in any consecutive 12-week period after the most recent such    investments. For federal income tax purposes, realized gains and
vote, the Trust must submit to the shareholders for a vote at       losses on securities transactions are determined using the
its next annual meeting a binding resolution that the Trust be      first-in, first-out method. For the fiscal year ended December
converted from a closed-end to an open-end investment company.      31, 2002, the Trust generated a net capital loss of $16,589,494,
The affirmative vote of a majority of the Trust's outstanding       which includes a post-October 31, 2001, net capital loss of
shares is required to approve such a conversion.                    $7,449,824, and maintained a cumulative prior year capital loss carryover of $89,141,756, resulting in a total capital loss
NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES                carryover of $105,731,250. This capital loss carryover may be
----------------------------------------------------------------    used to offset any future capital gains generated by the Trust, and, if unused, $89,141,756 of such loss will expire on December
A -- Basis of presentation and principles of consolidation --       31, 2009, and $16,589,494 of such loss will expire on December
The accompanying consolidated financial statements of the Trust     31, 2010. In addition, the Trust generated a post-October 31,
have been prepared in accordance with accounting principles         2002, net capital loss of $235,218. The Trust was considered to
generally accepted in the United States of America. The             recognize this loss on January 1, 2003 and, if unused, such loss
consolidated financial statements include the accounts of the       will expire on December 31, 2011.
Trust and the Fund. All significant inter-company transactions and balances have been eliminated in consolidation.


                                                                                                                                  11
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------------------------------------------------------------------------------------------------------------------------------------
THE R.O.C. TAIWAN FUND
Notes to Consolidated Financial Statements / June 30, 2003 (Expressed in US Dollars)
------------------------------------------------------------------------------------------------------------------------------------

E -- Foreign currency translation--Substantially all of the         The Republic of China ("R.O.C.") levies a tax at the rate of 20%
Trust's income is earned, and its expenses are largely paid, in     on cash dividends and interest received by the Trust on
New Taiwan Dollars ("NT$"). The cost and market value of            investments in R.O.C. securities. In addition, a 20% tax is
securities, currency holdings, and other assets and liabilities     levied based on the par value of stock dividends (except those
which are denominated in NT$ are reported in the accompanying       which have resulted from capitalization of capital surplus)
financial statements after translation into United States           received by the Trust. For the six-month period ended June 30,
Dollars based on the closing market rate for United States          2003, total par value of stock dividends received was $219,577.
Dollars in Taiwan at the end of the period. At June 30, 2003,
this rate was approximately NT$34.612 to $1.00. Investment          Realized gains on securities transactions are not subject to
income and expenses are translated at an average exchange rate      income tax in the R.O.C.; instead, a securities transaction tax
for the period. Currency translation gains or losses are            of 0.3% of the market value of stocks sold or transferred, and
reported as a separate component of changes in net assets           0.1% of the market value of bonds and beneficial certificates
resulting from operations.                                          sold or transferred, is levied. Proceeds from sales of
                                                                    investments are net of securities transaction tax paid of
The Trust does not separately record that portion of the            approximately $165,332 for the six months ended June 30, 2003.
results of operations resulting from changes in foreign exchange
rates on investments from the fluctuations arising from changes     H -- Use of estimates -- The preparation of financial statements
in market prices of securities held. Such fluctuations are          in conformity with accounting principles generally accepted in
included with the net realized and unrealized gain or loss from     the United States of America requires management to make
investments.                                                        estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual
F -- Distributions to shareholders -- It is the Trust's policy      results could differ from those estimates.
to distribute all ordinary income and net capital gains
calculated in accordance with U.S. federal income tax
regulations. Such calculations may differ from those based on
accounting principles generally accepted in the United States of    NOTE 3 -- INVESTMENT CONSIDERATIONS
America ("GAAP"). Permanent book and tax differences primarily      ----------------------------------------------------------------
relate to the treatment of the Trust's gains from the
disposition of passive foreign investment company shares as well    Because the Trust concentrates its investments in publicly
as the nondeductibility of net operating losses for U.S. federal    traded equity and debt securities issued by R.O.C. corporations,
income tax purposes. As a result, accumulated net investment        its portfolio involves considerations not typically associated
income has been increased and additional paid in capital has        with investing in U.S. securities. In addition, the Trust is
been decreased to reflect the impact of the aforementioned          more susceptible to factors adversely affecting the R.O.C.
permanent differences in accordance with GAAP. Such                 economy than a fund not concentrated in these issuers to the
reclassification does not impact the net asset value of the         same extent. Since the Trust's investment securities are
fund. Temporary book and tax differences are primarily due to       primarily denominated in New Taiwan Dollars, changes in the
differing treatments for certain foreign currency losses.           relationship of the New Taiwan Dollar to the U.S. Dollar may also significantly affect the value of the investments and the
G -- Taxes -- The Trust intends to continue to elect and to         earnings of the Trust.
continue to qualify as a regulated investment company under the
Internal Revenue Code of 1986, as amended (the "Code"). If the
Trust complies with all of the applicable requirements of the
Code, it will not be subject to U.S. federal income and excise taxes provided that it distributes all of its investment company taxable income and net capital gains to its shareholders.


12
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NOTE 4 -- INVESTMENT MANAGEMENT                                     NOTE 7 -- SHARES OF BENEFICIAL INTEREST
-----------------------------------------------------------------   ----------------------------------------------------------------

Pursuant to an investment contract (the "Investment Contract"),     The Trust's "Declaration of Trust" permits the Trustees to issue
IIT (the "Manager"), an R.O.C. corporation, is responsible,         an unlimited number of shares of beneficial interest or
among other things, for investing and managing the assets of the    additional classes of other securities. The shares have a par
Trust and administering the Trust's affairs. The Trust pays the     value of $0.01, and no other classes of securities are
Manager a fee in NT$, which is accrued daily and paid monthly in    outstanding at present. At June 30, 2003, 32,698,976 shares were
arrears, at the annual rate of 1.35% of the net asset value         outstanding.
("NAV") with respect to Trust assets held in Taiwan under the
Investment Contract up to NT$6 billion, 1.15% of such NAV in        ----------------------------------------------------------------
excess of NT$6 billion up to NT$8 billion, 0.95% of such NAV in
excess of NT$8 billion up to NT$10 billion, and 0.75% of such       The Fund and its predecessor, The Taiwan (R.O.C.) Fund, have
NAV in excess of NT$10 billion.                                     been certified as distributing funds by the Board of Inland
                                                                    Revenue of the United Kingdom for the period from their
NOTE 5 -- CUSTODIAN                                                 inception to December 31, 2002. The Fund intends to apply for
-----------------------------------------------------------------   such status for succeeding accounting periods.
                                                                    ----------------------------------------------------------------
Pursuant to the Investment Contract, the Central Trust of China
("CTC") serves as custodian of the assets of the Trust held in      ----------------------------------------------------------------
the R.O.C. CTC owns 7.74% of the outstanding capital stock of       Michael Ding has been portfolio manager of the Fund since July
IIT. The Trust pays CTC a monthly fee in NT$, at the annual rate    1999, its President since September 1999 and a trustee since
of 0.15% of the NAV with respect to Trust assets held in Taiwan     June 2001. He had been the Fund's deputy manager since March
under the Investment Contract up to NT$6 billion, 0.13% of such     1999. Mr. Ding is also the President and Chief Investment
NAV in excess of NT$6 billion up to NT$8 billion, 0.11% of such     Officer of International Investment Trust Co. (IIT), the Fund's
NAV in excess of NT$8 billion up to NT$10 billion, and 0.09% of     investment manager. He has worked for the past four years at
such NAV in excess of NT$10 billion, subject to a minimum annual    IIT, where he was previously senior vice president.
fee of NT$2.4 million.
                                                                    Mr. Ding served as chief economist and head of research at
NOTE 6 -- INVESTMENTS IN SECURITIES                                 Citicorp International Securities Ltd. in Taipei from 1996 to
-----------------------------------------------------------------   1999 and as head of research and information for the greater
                                                                    China region at McKinsey & Co. from 1994 to 1996.
Purchases and proceeds from sales, excluding bonds and              ----------------------------------------------------------------
short-term investments, for the six months ended June 30, 2003,
included approximately $47,077,934 for stock purchases and          ----------------------------------------------------------------
approximately $54,891,102 for stock sales.                                                 PROXY VOTING POLICY

At June 30, 2003, the cost of investments, excluding bonds and      The Fund's policy with regard to voting stocks held in its
short-term investments, for U.S. federal income tax purposes was    portfolio is to vote in accordance with the recommendations of
approximately equal to the cost of such investments for             Institutional Shareholder Services, Inc. unless International
financial reporting purposes. At June 30, 2003, the unrealized      Investment Trust Co., the Fund's investment advisor, recommends
depreciation of $198,453 for financial reporting purposes           to the contrary, in which event the decision as to how to vote
consisted of $8,774,898 of gross unrealized appreciation and        will be made by the Executive Committee of the Fund's Board of
$8,973,351 of gross unrealized depreciation.                        Trustees.
                                                                    ----------------------------------------------------------------


                                                                                                                                  13
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------------------------------------------------------------------------------------------------------------------------------------

2003 ANNUAL MEETING OF STOCKHOLDERS

------------------------------------------------------------------------------------------------------------------------------------

On June 24, 2003, the Fund held an annual meeting to:

1.   Elect three trustees.

2.   Consider whether to convert the Fund from a closed-end investment company into an open-end investment company. The Fund's
     Declaration of Trust required a shareholder vote on this question because the Fund's shares had traded at an average discount of more than 10% to its net asset value over a 12-week-period beginning after the most recent such vote.

3.   Consider whether to adopt a shareholder proposal by Laxey Partners Limited, owner together with its affiliates of 3,973,600, or approximately 12.2%, of the Fund's outstanding shares as of the record date of the meeting, to terminate the Fund's investment advisory contract with International Investment Trust Company Limited (IIT).

The results of the stockholder votes are shown below. Proxies representing 24,651,201, or 75.39%, of the 32,698,976 eligible shares outstanding were voted in respect of the election of trustees. The trustees of the Fund recommended that stockholders vote against the conversion proposal, which would have required the affirmative vote of a majority of the outstanding shares to pass. Proxies representing approximately 23.4% of the outstanding shares were voted for conversion. The trustees also recommended that stockholders vote against the termination proposal, the passage of which would have required (in accordance with the Investment
Company Act of 1940) the affirmative vote of the lesser of (1) a majority of all outstanding shares of the Fund or (2) 67% of the shares present or represented by proxy so long as a majority of the outstanding shares were present or represented at the meeting.
Proxies representing approximately 21.7% of the outstanding shares were voted in favor of termination.


------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR                 WITHHELD
------------------------------------------------------------------------------------------------------------------------------------
NOMINEES TO THE BOARD OF TRUSTEES

Edward P. Collins                                            17,516,051            7,135,150

Alex Hammond-Chambers                                        17,546,938            7,104,263

Cheng-Cheng Tung                                             14,862,302            9,788,899

Messrs. Chi-Chu Chen, Michael Ding, Pedro-Pablo Kuczynski, David N. Laux and Robert P. Parker,whose terms did not expire in 2003, remained trustees.

------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR                  AGAINST               ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------

CONVERSION OF THE FUND FROM A CLOSED-END                      7,664,190           11,198,396                64,006
TO AN OPEN-END INVESTMENT COMPANY

Proxies covering 5,724,609 shares, or 23.22% of the shares represented at the meeting, were not voted on this issue.

------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR                  AGAINST               ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------

TERMINATION OF THE FUND'S INVESTMENT                          7,111,522            9,877,100                17,406
ADVISORY AGREEMENT WITH IIT

Proxies covering 7,645,173 shares, or 31.01% of the shares represented at the meeting, were not voted on this issue.


14
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
[LOGO] KPMG

                       KPMG Certified Public Accountants
                       6th Fl., No. 156, Sec. 3, Min-Sheng East Road,
                       Taipei, 105, Taiwan, R.O.C.                                                      Telephone (02) 2715-9999
                                                                                                        Fax (02) 2715-9888



                                               Independent Accountants' Review Report
                                               --------------------------------------

The Trustees and Shareholders of
The R.O.C. Taiwan Fund

We have reviewed the accompanying consolidated statement of assets and liabilities of The R.O.C. Taiwan Fund, a Massachusetts business trust (the "Trust"), including the consolidated schedule of investments, as of June 30, 2003, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights for the six-month period ended June
30, 2003. These consolidated financial statements and financial highlights are the responsibilities of the Trust's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the consolidated financial statements and financial highlights referred to above in order for them to be in conformity with accounting principles generally accepted in the
United States of America.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the consolidated statement of changes in net assets for the year ended December 31, 2002, and the consolidated financial highlights for each of the years in the five-year period ended December 31, 2002, and in our report dated January 10, 2003, we expressed an unqualified opinion on those consolidated statement of changes in net assets and financial highlights.


/s/ KPMG


Taipei, Taiwan
July 17, 2003

                                                                                                                                  15
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

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1)   CODE OF ETHICS:

Not applicable for semi-annual reports.

(a)(2) CERTIFICATIONS REQUIRED BY RULE 30A-2(A) UNDER THE INVESTMENT COMPANY ACT OF 1940:

See Exhibit 99.Cert attached hereto.

(b) CERTIFICATIONS REQUIRED BY RULE 30A-2(B) UNDER THE INVESTMENT COMPANY ACT OF 1940 AND RULE 13A-14(B) UNDER THE SECURITIES EXCHANGE ACT OF 1934:

See Exhibit 99.906Cert attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The R.O.C. Taiwan Fund

By:  /s/ Michael Ding
     -------------------------
     Name:  Michael Ding
     Title: President and Chief Executive Officer

Date:    August 29, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Michael Ding
     -------------------------
     Name:  Michael Ding
     Title: President and Chief Executive Officer


By:  /s/ Peggy Chen
     -------------------------
     Name:  Peggy Chen
     Title: Chief Financial Officer

Date:    August 29, 2003